Label	Element	Value
AMERICAN CENTURY INVESTMENT TRUST | U.S. GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement [Text Block]	ck0000908406_SupplementTextBlock

Summary Prospectus and Prospectus Supplement U.S. Government Money Market Fund
Supplement dated January 13, 2023 ■ Prospectus dated August 1, 2022

The advisor has determined to no longer offer G Class shares of the U.S. Government Money Market Fund. Therefore, all references to the fund's G Class shares are hereby deleted.